Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
The Company utilizes reinsurance agreements primarily to: (a) reduce required capital and (b) facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit the Company to recover a portion of its losses from reinsurers, although they do not discharge the Company’s primary liability as the direct insurer of the risks reinsured.

In January 2023, the Company entered into two four-year reinsurance agreements with an unrelated reinsurer that allow it to reduce required capital and provide collateralized excess of loss reinsurance coverage on a portion of the Health Care Benefits segment’s group Commercial Insured business.

Reinsurance recoverables (recorded as other current assets or other assets on the consolidated balance sheets) at December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Reinsurer
Hartford Life and Accident Insurance Company	$1,549	$1,902
Lincoln Life & Annuity Company of New York	385	395
VOYA Retirement Insurance and Annuity Company	159	167
Fresenius Medical Care Reinsurance Company (Cayman) Ltd.	102	46
All Other	55	54
Total	$2,250	$2,564
Direct, assumed and ceded premiums earned for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Direct	$85,670	$76,320	$69,711
Assumed	432	492	478
Ceded	(772)	(680)	(825)
Net premiums	$85,330	$76,132	$69,364

The impact of reinsurance on benefit costs for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Direct	$71,357	$64,339	$56,077
Assumed	379	398	329
Ceded	(663)	(549)	(727)
Net benefit costs	$71,073	$64,188	$55,679

There is not a material difference between premiums on a written basis versus an earned basis.

The Company also has various agreements with unrelated reinsurers that do not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting. The Company entered into these contracts to reduce the risk of catastrophic loss which in turn reduces the Company’s capital and surplus requirements. Total deposit assets and liabilities related to reinsurance agreements that do not qualify for reinsurance accounting under GAAP were not material as of December 31, 2022 or 2021.